[LOGO]   IVY FUND

                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund

                         Supplement Dated June 21, 1999
                         to Prospectus Dated May 3, 1999

                                        *

        Effective June 21, 1999, orders for the purchase of shares of Ivy
           European Opportunities Fund are no longer being accepted.

                                        *











                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111
                              www.ivymackenzie.com
                         e-mail: invest@ivymackenzie.com


16INTLX0699






                             [LOGO] IVY FUND

                         Ivy European Opportunities Fund
                                 Ivy Global Fund
                        Ivy Global Natural Resources Fund
                      Ivy Global Science & Technology Fund
                            Ivy International Fund II
                     Ivy International Small Companies Fund
                               Ivy Pan-Europe Fund

                              ADVISOR CLASS SHARES

                         Supplement Dated June 21, 1999
                         to Prospectus Dated May 3, 1999

                                        *

 Effective June 21, 1999, orders for the purchase of shares of Ivy European Opportunities Fund are no longer being accepted.

                                        *











                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432
                                 1-800-456-5111
                              www.ivymackenzie.com
                         e-mail: invest@ivymackenzie.com


16INTAC0699